SHARE-BASED COMPENSATION - Stock Options - Additional Disclosures (Details) - Stock options - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Stock Options
Unrecognized compensation costs	$ 177	$ 31	$ 400
Option vested (in shares)	76,404	449,904	377,274
Weighted average grant date fair value of options vested (in dollars per share)	$ 0.57	$ 1.10	$ 3.76
Unvested options outstanding (in shares)	199,697	97,601	427,826
Weighted average grant date fair value of unvested options outstanding (in dollars per share)	$ 4.72	$ 5.50	$ 10.95
Amortization period	1 year
Weighted average remaining life of unvested options outstanding	11 months 5 days	4 years 10 months 28 days	4 years 9 months 29 days
Minimum
Stock Options
Amortization period		1 year	1 year
Maximum
Stock Options
Amortization period		2 years	2 years